Schedule of Investments (unaudited)	iShares® Global Infrastructure ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.2%
Corp. America Airports SA(a)(b)	476,343	$7,926,348

Australia — 8.7%
Atlas Arteria Ltd.	18,683,367	63,508,798
Dalrymple Bay Infrastructure Ltd.(b)	4,205,665	8,309,204
Qube Holdings Ltd.	29,128,988	70,745,370
Transurban Group	20,158,397	166,257,765
		308,821,137
Brazil — 0.7%
Centrais Eletricas Brasileiras SA, ADR	1,462,850	9,406,125
Cia. de Saneamento Basico do Estado de Sao
Paulo SABESP, ADR	483,217	6,499,269
Cia. Paranaense de Energia - Copel, ADR	372,518	2,492,145
Ultrapar Participacoes SA, ADR	1,371,194	5,361,369
		23,758,908
Canada — 7.9%
Enbridge Inc.	4,051,989	144,154,311
Keyera Corp.	435,596	12,064,422
Pembina Pipeline Corp.	1,047,133	38,852,725
TC Energy Corp.	1,977,997	74,981,853
Westshore Terminals Investment Corp.	558,416	9,269,857
		279,323,168
China — 5.0%
Anhui Expressway Co. Ltd., Class H	4,928,000	5,900,436
Beijing Capital International Airport Co. Ltd.,
Class H(a)	28,468,000	9,400,701
CGN Power Co. Ltd., Class H(c)	14,983,000	6,587,107
China Gas Holdings Ltd.	4,218,400	3,779,560
China Longyuan Power Group Corp. Ltd., Class H	4,729,000	4,245,190
China Merchants Port Holdings Co. Ltd.	21,498,000	31,944,285
China Resources Gas Group Ltd.	1,282,700	4,490,704
China Resources Power Holdings Co. Ltd.	2,530,000	7,751,565
COSCO Shipping Ports Ltd.	24,650,000	16,990,578
Jiangsu Expressway Co. Ltd., Class H	20,222,000	21,571,590
Kunlun Energy Co. Ltd.	5,650,000	5,845,892
Shenzhen Expressway Corp. Ltd., Class H	10,104,000	9,412,105
Shenzhen International Holdings Ltd.	22,182,000	17,696,629
Sichuan Expressway Co. Ltd., Class H	11,334,000	4,956,511
Yuexiu Transport Infrastructure Ltd.(b)	15,406,000	8,008,437
Zhejiang Expressway Co. Ltd., Class H	26,864,000	18,079,040
		176,660,330
France — 5.9%
Aeroports de Paris SA	653,550	79,603,028
Engie SA	2,481,870	35,541,258
Gaztransport Et Technigaz SA	41,984	5,492,589
Getlink SE	5,357,444	88,705,267
		209,342,142
Germany — 2.0%
E.ON SE	3,186,012	41,872,762
Fraport AG Frankfurt Airport Services Worldwide(a)	595,426	30,810,067
		72,682,829
Italy — 2.6%
Enav SpA(c)	4,217,014	16,765,565
Enel SpA	10,966,466	76,094,014
		92,859,579
Japan — 1.5%
Japan Airport Terminal Co. Ltd.	1,536,900	52,547,694
Security	Shares	Value

Mexico — 6.5%
Grupo Aeroportuario del Centro Norte SAB de
CV, ADR	568,757	$38,476,411
Grupo Aeroportuario del Pacifico SAB de CV, ADR	647,044	100,790,044
Grupo Aeroportuario del Sureste SAB de CV, ADR	301,889	90,421,793
		229,688,248
New Zealand — 2.8%
Auckland International Airport Ltd.	21,680,431	100,758,322

Norway — 0.2%
Frontline PLC, NVS	269,737	7,054,463

Singapore — 1.5%
Hutchison Port Holdings Trust, Class U(b)	81,744,300	10,463,271
SATS Ltd.(a)(b)	17,226,018	36,134,444
SIA Engineering Co. Ltd.	4,251,700	7,263,286
		53,861,001
Spain — 8.1%
Aena SME SA(c)	884,883	179,186,322
Iberdrola SA	8,294,822	107,624,718
		286,811,040
Switzerland — 1.9%
Flughafen Zurich AG, Registered	314,346	69,583,535

United Kingdom — 1.8%
National Grid PLC	5,732,862	64,013,907

United States — 41.9%
American Electric Power Co. Inc.	745,366	65,398,413
American Water Works Co. Inc.	276,299	35,686,779
Antero Midstream Corp.	647,438	9,543,236
Cheniere Energy Inc.	454,259	79,418,101
Consolidated Edison Inc.	489,896	43,806,500
Constellation Energy Corp.	453,230	90,768,372
Dominion Energy Inc.	1,186,075	58,117,675
DT Midstream Inc.(a)	185,782	13,196,095
Duke Energy Corp.	1,094,113	109,662,946
Edison International	544,129	39,073,904
Equitrans Midstream Corp.	823,582	10,690,094
Exelon Corp.	1,414,325	48,949,788
Kinder Morgan Inc.	3,687,041	73,261,505
NextEra Energy Inc.	2,781,366	196,948,526
ONEOK Inc.	1,110,514	90,562,417
PG&E Corp.	3,030,133	52,906,122
Public Service Enterprise Group Inc.	706,512	52,069,934
Sempra Energy	893,070	67,926,904
Southern Co. (The)	1,547,679	120,053,460
Targa Resources Corp.	425,487	54,794,216
WEC Energy Group Inc.	447,638	35,121,678
Williams Companies Inc. (The)	2,319,004	98,557,670
Xcel Energy Inc.	782,670	41,802,405
		1,488,316,740
Total Common Stocks — 99.2%
(Cost: $3,299,756,046)		3,524,009,391

Schedule of Investments (unaudited) (continued)	iShares® Global Infrastructure ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Brazil — 0.1%
Cia. Energetica de Minas Gerais, Preference
Shares, ADR	2,681,624	$4,719,658

Total Preferred Stocks — 0.1%
(Cost: $3,891,333)		4,719,658

Total Long-Term Investments — 99.3%
(Cost: $3,303,647,379)		3,528,729,049

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.48%(d)(e)(f)	3,939,273	3,940,454
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(d)(e)	3,110,000	3,110,000

Total Short-Term Securities — 0.2%
(Cost: $7,049,397)		7,050,454

Total Investments — 99.5%
(Cost: $3,310,696,776)		3,535,779,503

Other Assets Less Liabilities — 0.5%		18,600,970

Net Assets — 100.0%		$3,554,380,473

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,341,005	$—	$(5,399,370	)(a)	$(1,827)	$646	$3,940,454	3,939,273	$160,476	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,020,000	—	(910,000	)(a)	—	—	3,110,000	3,110,000	73,540		—
					$(1,827)	$646	$7,050,454		$234,016		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	48	07/19/24	$5,600	$4,442
S&P/TSE 60 Index	51	09/19/24	9,771	52,223
SPI 200 Index	52	09/19/24	6,723	31,207
Dow Jones U.S. Real Estate Index	143	09/20/24	4,855	32,178
				$120,050

Schedule of Investments (unaudited) (continued)	iShares® Global Infrastructure ETF
June 30, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,163,832,070	$1,360,177,321	$—	$3,524,009,391
Preferred Stocks	4,719,658	—	—	4,719,658
Short-Term Securities
Money Market Funds	7,050,454	—	—	7,050,454
	$2,175,602,182	$1,360,177,321	$—	$3,535,779,503
Derivative Financial Instruments(a)
Assets
Equity Contracts	$84,401	$35,649	$—	$120,050

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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